Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement Line Items [Line Items]
Revenues	$ 861
Cost of revenues	424
Cost of revenues - amortization of intangible	772
Total cost of revenues	1,196
Gross loss	(335)
Research and development expenses, net	11,233
Sales and marketing expenses	2,267
General and administrative expenses	3,491
Operating loss	(17,326)
Finance income	105
Finance expense	952
Total comprehensive loss	$ (18,173)
Basic and diluted loss per share (in NIS or USD)	$ (0.32)
NIS
Statement Line Items [Line Items]
Revenues	$ 2,984	$ 175
Cost of revenues	1,471	72
Cost of revenues - amortization of intangible	2,676	668
Total cost of revenues	4,147	740
Gross loss	(1,163)	(565)
Research and development expenses, net	38,947	15,525	[1]	11,089	[1]
Sales and marketing expenses	7,859	3,864	[1]	1,916	[1]
General and administrative expenses	12,101	14,660	[1]	9,371	[1]
Operating loss	(60,070)	(34,614)		(22,376)
Finance income	366	695		1,529
Finance expense	3,301	551		145
Total comprehensive loss	$ (63,005)	$ (34,470)		$ (20,992)
Basic and diluted loss per share (in NIS or USD)	$ (1.11)	$ (0.85)		$ (0.78)

[1]	Reclassified- see note 1.D.